Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments for Non-Cancellable Operating Leases
The following are future lease payments for non-cancellable operating leases having a remaining term in excess of one year at 31 March 2018:

Years ending 31 March (Millions of US dollars):
2019	$16.4
2020	14.1
2021	10.8
2022	8.3
2023	6.2
Thereafter	10.8
Total	$66.6